RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
RIGHT-OF-USE ASSETS.
Schedule of carrying amounts of Right-of-use assets and the movement

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2025	3,145	39	3,184
New leases	—	512	512
End of leases	(889)	—	(889)
Remeasurement of lease	81	—	81
As at December 31, 2025	2,337	551	2,888
ACCUMULATED DEPRECIATION
As at January 1, 2025	1,675	4	1,679
Depreciation	493	53	546
End of leases	(889)	—	(889)
As at December 31, 2025	1,279	57	1,336
Net book value as at December 31, 2025	1,058	494	1,552

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2024	3,106	71	3,177
New leases	—	41	41
End of leases	—	(73)	(73)
Remeasurement of lease	39	—	39
As at December 31, 2024	3,145	39	3,184
ACCUMULATED DEPRECIATION
As at January 1, 2024	1,241	52	1,293
Depreciation	434	25	459
End of leases	—	(73)	(73)
As at December 31, 2024	1,675	4	1,679
Net book value as at December 31, 2024	1,470	35	1,505